Annual Fund Operating Expenses	Sep. 30, 2023
Delaware Ivy Government Securities Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware Ivy Government Securities Fund | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	1.86%
Fee waivers and expense reimbursements	(0.23%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.63%
Delaware Ivy Government Securities Fund | Class I
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.68%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Delaware Ivy Government Securities Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[2]
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.51%
Delaware Ivy High Yield Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.54%
Total annual fund operating expenses	1.41%
Fee waivers and expense reimbursements	(0.44%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Delaware Ivy High Yield Fund | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.51%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.41%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Delaware Ivy High Yield Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.50%	[4]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.50%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.62%
Delaware Ivy Multi-Asset Income Fund | Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.31%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Delaware Ivy Multi-Asset Income Fund | Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.41%
Total annual fund operating expenses	2.11%
Fee waivers and expense reimbursements	(0.36%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
Delaware Ivy Multi-Asset Income Fund | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.23%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Ivy Multi-Asset Income Fund | Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.26%	[6]
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.33%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Delaware Ivy Multi-Asset Income Fund | Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.27%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Delaware Ivy Total Return Bond Fund | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	1.16%
Total annual fund operating expenses	2.31%
Fee waivers and expense reimbursements	(1.11%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware Ivy Total Return Bond Fund | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.25%
Total annual fund operating expenses	3.15%
Fee waivers and expense reimbursements	(1.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Delaware Ivy Total Return Bond Fund | Class I
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	1.01%
Total annual fund operating expenses	1.91%
Fee waivers and expense reimbursements	(0.96%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Delaware Ivy Total Return Bond Fund | Class R6
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.88%	[8]
Total annual fund operating expenses	1.78%
Fee waivers and expense reimbursements	(1.06%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Delaware Sustainable Equity Income Fund | Class A
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.23%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Delaware Sustainable Equity Income Fund | Class I
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.21%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.49%
Delaware Sustainable Equity Income Fund | Class R6
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.35%	[10]
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.32%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.38%
Delaware Sustainable Equity Income Fund | Class R
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.42%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.28%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.51% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.62% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.63% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.72% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.49% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.38% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”